Regulatory Matters and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters and Stockholders' Equity [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

The Bank's actual capital amounts and ratios are presented in the table:

	Actual		For Capital Adequacy Purposes		To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

As of December 31, 2012:
Total capital (to risk-weighted assets)	$80,747	16.74%	$≥38,596	≥8.00%	$≥48,245	≥10.00%
Tier 1 capital (to risk-weighted assets)	75,245	15.60	≥19,298	≥4.00	≥28,947	≥6.00
Tier 1 capital (to average assets)	75,245	11.20	≥26,862	≥4.00	≥33,577	≥5.00

As of December 31, 2011:
Total capital (to risk-weighted assets)	$75,846	16.13%	$≥37,611	≥8.00%	$≥47,014	≥10.00%
Tier 1 capital (to risk-weighted assets)	70,381	14.97	≥18,806	≥4.00	≥28,208	≥6.00
Tier 1 capital (to average assets)	70,381	10.74	≥26,215	≥4.00	≥32,769	≥5.00

The Company's ratios do not differ significantly from the Bank's ratios presented above.